MORTGAGE NOTES PAYABLE (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Feb. 05, 2020	Jul. 31, 2019	Jul. 01, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Mortgage notes payable				$ 128,002,720	$ 143,459,048	$ 151,140,916
Unamortized loan costs				(879,175)	(1,066,056)	(1,426,740)
Mortgage notes payable, total net				127,123,545	142,392,992	149,714,176
Garden Gateway Plaza
Debt Instrument [Line Items]
Mortgage notes payable				$ 6,019,844	$ 6,071,315	6,270,896
Fixed interest rate on mortgage				5.00%	5.00%
Maturity				Aug. 05, 2021	Feb. 05, 2020
World Plaza
Debt Instrument [Line Items]
Mortgage notes payable				$ 4,953,556	$ 4,979,383	3,350,539
Maturity				Jul. 05, 2020	Jul. 05, 2020
Variable Interest Rate				4.41%	5.10%
Description of variable rate basis					LIBOR
Weighted average interest rate				4.41%	5.04%
World Plaza | LIBOR
Debt Instrument [Line Items]
Variable interest rate on mortgage				2.75%	2.75%
World Plaza | ABR
Debt Instrument [Line Items]
Variable interest rate on mortgage				0.75%	0.75%
West Fargo Industrial
Debt Instrument [Line Items]
Mortgage notes payable				$ 4,196,788	$ 4,216,565	4,292,809
Fixed interest rate on mortgage				4.79%	4.79%
Maturity				Sep. 06, 2020	Sep. 06, 2020
Morena Office Center
Debt Instrument [Line Items]
Mortgage notes payable						1,567,358
Fixed interest rate on mortgage					4.30%
Maturity					Jun. 01, 2021
Waterman Plaza
Debt Instrument [Line Items]
Mortgage notes payable				$ 3,254,223	$ 3,274,097	3,369,960
Fixed interest rate on mortgage				5.78%	5.78%
Maturity				Apr. 29, 2021	Apr. 29, 2021
300 N.P.
Debt Instrument [Line Items]
Mortgage notes payable				$ 2,302,197	$ 2,311,738	2,348,443
Fixed interest rate on mortgage				4.95%	4.95%
Maturity				Jun. 11, 2022	Jun. 11, 2022
Highland Court
Debt Instrument [Line Items]
Mortgage notes payable				$ 6,387,511	$ 6,424,366	6,568,320
Fixed interest rate on mortgage				3.82%	3.82%
Maturity				Sep. 01, 2022	Sep. 01, 2022
Dakota Center
Debt Instrument [Line Items]
Mortgage notes payable				$ 10,059,135	$ 10,111,693	10,314,520
Fixed interest rate on mortgage				4.74%	4.74%
Maturity				Jul. 06, 2024	Jul. 06, 2024
Union Terrace
Debt Instrument [Line Items]
Mortgage notes payable				$ 0	$ 6,240,396	6,354,153
Fixed interest rate on mortgage				4.50%	4.50%
Maturity				Sep. 05, 2024	Sep. 05, 2024
The Presidio
Debt Instrument [Line Items]
Mortgage notes payable						5,992,905
Fixed interest rate on mortgage					4.54%
Maturity					Dec. 01, 2021
Proceeds from sale of property		$ 12,300,000
Centennial Tech Center
Debt Instrument [Line Items]
Mortgage notes payable				$ 0	$ 9,561,654	9,745,811
Fixed interest rate on mortgage				4.43%	4.43%
Maturity				Jan. 05, 2024	Jan. 05, 2024
Centennial Tech Center | Subsequent Event
Debt Instrument [Line Items]
Proceeds from sale of property	$ 15,000,000
Research Parkway
Debt Instrument [Line Items]
Mortgage notes payable				$ 1,800,281	$ 1,813,305	1,864,139
Fixed interest rate on mortgage				3.94%	3.94%
Maturity				Jan. 05, 2025	Jan. 05, 2025
Arapahoe Service Center
Debt Instrument [Line Items]
Mortgage notes payable				$ 8,047,511	$ 8,085,727	8,233,567
Fixed interest rate on mortgage				4.34%	4.34%
Maturity				Jan. 05, 2025	Jan. 05, 2025
Union Town Center
Debt Instrument [Line Items]
Mortgage notes payable				$ 8,416,833	$ 8,440,000	8,440,000
Fixed interest rate on mortgage				4.28%	4.28%
Maturity				Jan. 05, 2025	Jan. 05, 2025
Executive Office Park
Debt Instrument [Line Items]
Mortgage notes payable				$ 4,811,730	$ 4,839,576	4,947,808
Fixed interest rate on mortgage				4.83%	4.83%
Maturity				Jun. 01, 2027	Jun. 01, 2027
Genesis Plaza
Debt Instrument [Line Items]
Mortgage notes payable				$ 6,352,694	$ 6,378,110	6,476,032
Fixed interest rate on mortgage				4.71%	4.71%
Maturity				Sep. 06, 2025	Aug. 25, 2025
Proceeds from sale of property			$ 2,900,000
One Park Centre
Debt Instrument [Line Items]
Mortgage notes payable				$ 6,461,980	$ 6,487,532	6,585,922
Fixed interest rate on mortgage				4.77%	4.77%
Maturity				Sep. 05, 2025	Sep. 05, 2025
Shea Center II
Debt Instrument [Line Items]
Mortgage notes payable				$ 17,727,500	$ 17,727,500	17,727,500
Fixed interest rate on mortgage				4.92%	4.92%
Maturity				Jan. 05, 2026	Jan. 05, 2026
Grand Pacific Center
Debt Instrument [Line Items]
Mortgage notes payable				$ 3,823,965	$ 3,851,962	3,961,304
Fixed interest rate on mortgage				4.02%	4.02%
Maturity				Aug. 01, 2037	Aug. 01, 2037
Debt Instrument, Interest Rate Terms					Interest rate is subject to reset on September 1, 2023.
Office/Industrial and Retail Properties
Debt Instrument [Line Items]
Mortgage notes payable					$ 110,814,919	118,411,986
Model Home properties
Debt Instrument [Line Items]
Mortgage notes payable				$ 33,386,972	$ 32,644,129	$ 32,728,930
Model Home properties | Minimum
Debt Instrument [Line Items]
Fixed interest rate on mortgage				3.44%	3.80%
Model Home properties | Maximum
Debt Instrument [Line Items]
Fixed interest rate on mortgage				5.63%	5.60%
Presidio Property Trust, Inc. properties
Debt Instrument [Line Items]
Mortgage notes payable				$ 94,615,748	$ 110,814,919